As filed with the Securities and Exchange Commission on June 3, 2004
                                     Investment Company Act file number 811-4179

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                              Cortland Trust, Inc.
               (Exact name of registrant as specified in charter)

                                600 Fifth Avenue
                               New York, NY 10020
          (Address of principal executive offices) (Zip code)

                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end: 03/31
Date of reporting period: 03/31/2004

ITEM 1: REPORT TO STOCKHOLDERS
--------------------------------------------------------------------------------
CORTLAND                                                     600 Fifth Avenue
TRUST, INC.                                                  New York, NY 10020
                                                             (212)830-5200
================================================================================

Dear Shareholder:

We are pleased to present the annual report of Cortland Trust, Inc. for the year ended March 31, 2004.

The Cortland General Money Market Fund had 73,325 shareholder accounts and net assets of $3,203,810,749 as of March 31, 2004.

As of March 31, 2004, the U.S. Government Fund had 7,219 shareholder accounts and net assets of $292,714,548.

As of March 31, 2004, the Municipal Money Market Fund had 4,105 shareholder accounts and net assets of $187,826,969.

Effective June 1, 2004, the Fund's portfolio holdings will be available periodically on our website at http://www.money-funds.com/portfolioholdings or toll free at (800) 433-1918. The posting of the schedule of portfolio holdings will be delayed at least 5 days after the date of the schedule. The Fund may terminate or modify this policy at any time without further notice to shareholders.

We thank you for your support of Cortland Trust, Inc., and look forward to continuing to serve your cash management needs.

Sincerely,
\s\Steven W. Duff

Steven W. Duff
President
--------------------------------------------------------------------------------

================================================================================
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF NET ASSETS
MARCH 31, 2004
--------------------------------------------------------------------------------

     Face                                                                        Maturity                      Value
    Amount                                                                         Date           Yield       (Note 1)
    ------                                                                         ----           -----        ------
Asset Backed Commercial Paper (15.14%)
------------------------------------------------------------------------------------------------------------------------------------
$  20,000,000  Ciesco L.P.                                                      04/27/04          1.03%    $   19,985,195
   60,000,000  Clipper Receivables Corp.                                        04/01/04          1.05         60,000,000
   20,000,000  Greyhawk Funding                                                 05/27/04          1.05         19,967,644
   50,000,000  Greyhawk Funding                                                 06/16/04          1.05         49,890,222
   30,000,000  Lockhart Funding LLC                                             05/12/04          1.09         29,963,100
   38,000,000  Lockhart Funding LLC                                             05/26/04          1.09         37,937,300
   48,000,000  Lockhart Funding LLC                                             06/02/04          1.11         47,909,067
   36,707,000  Lockhart Funding LLC                                             06/03/04          1.11         36,636,339
    5,000,000  Lockhart Funding LLC                                             09/10/04          1.12          4,975,025
   30,000,000  Long Lane Master Trust IV - Series A (a)                         04/22/04          1.04         29,981,800
   23,069,000  Old Slip Funding Corporation                                     05/20/04          1.05         23,036,345
   35,000,000  Special Purpose Accounts Receivable                              04/21/04          1.06         34,979,389
   50,000,000  Sigma Finance Corporation                                        06/01/04          1.21         49,898,333
   40,000,000  Superior Funding Capital Corporation                             04/29/04          1.09         39,966,400
-------------                                                                                              --------------
  485,776,000  Total Asset Backed Commercial Paper                                                            485,126,159
-------------                                                                                              --------------
Commercial Paper (7.11%)
------------------------------------------------------------------------------------------------------------------------------------
$  10,000,000  Cornell University - Series 2004A                                05/04/04          1.04%    $    9,990,467
   17,000,000  FCAR Owner Trust                                                 06/02/04          1.08         16,968,673
   45,000,000  FCAR Owner Trust                                                 07/15/04          1.09         44,858,250
   25,000,000  General Electric Capital Corporation                             07/15/04          1.14         24,917,604
   50,000,000  HBOS Treasury Services                                           08/19/04          1.08         49,790,972
   20,000,000  Societe Generale North America                                   09/02/04          1.09         19,907,600
   35,000,000  Societe Generale North America                                   09/02/04          1.14         34,831,562
   10,000,000  Texas PFA Unemployment Compensation - Series D-2                 11/03/04          1.10         10,000,000
   16,400,000  Texas PFA Unemployment Compensation - Series C-3                 06/15/04          1.14         16,400,000
-------------                                                                                              --------------
  228,400,000  Total Commercial Paper                                                                         227,665,128
-------------                                                                                              --------------
Domestic Certificate of Deposit (3.12%)
------------------------------------------------------------------------------------------------------------------------------------
$ 100,000,000  Harris Trust & Savings Bank                                      05/10/04          1.03%    $   99,998,902
-------------                                                                                              --------------
  100,000,000  Total Domestic Certificate of Deposit                                                           99,998,902
-------------                                                                                              --------------

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   The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------
================================================================================

     Face                                                                       Maturity                       Value
    Amount                                                                        Date            Yield       (Note 1)
    ------                                                                        ----            -----        ------
Eurodollar Certificates of Deposit (1.56%)
------------------------------------------------------------------------------------------------------------------------------------
$  50,000,000  Credit Agricole Indosuez                                         04/05/04          1.19%    $   50,000,055
-------------                                                                                              --------------
   50,000,000  Total Eurodollar Certificate of Deposit                                                         50,000,055
-------------                                                                                              --------------
Floating Rate Securities (8.36%)
------------------------------------------------------------------------------------------------------------------------------------
$  50,000,000  Bank of America (b)                                              01/28/05          1.05%    $   50,000,000
   25,000,000  Barclays Bank (c)                                                03/24/05          1.02         24,995,051
   15,010,000  CFM International, Inc. Guaranteed Notes - Series 1999A (d)
               LOC General Electric Company                                     01/01/10          1.15         15,010,000
   25,000,000  Chase USA (e)                                                    07/07/04          1.06         25,000,000
   40,000,000  COS-MAR Company (GE Petrochemical) (f)                           06/25/04          1.11         40,000,000
   10,000,000  Equitable Life Assurance Society with J.P. Morgan Chase (f)      03/21/05          1.11         10,000,000
   50,000,000  Florida Power & Light Group with J.P. Morgan Chase (g)           05/14/04          1.18         50,000,000
   15,000,000  General Electric Capital Corporation
               Extendible Monthly Securities (g)                                04/14/05          1.17         15,000,000
   38,000,000  The Goldman Sachs Group, L.P. (h)                                04/12/05          1.37         38,000,000
-------------                                                                                              --------------
  268,010,000  Total Floating Rate Securities                                                                 268,005,051
-------------                                                                                              --------------
Foreign Commercial Paper (17.86%)
------------------------------------------------------------------------------------------------------------------------------------
$  73,000,000  Alliance & Leicester PLC                                         10/12/04          1.24%    $   72,513,545
   30,000,000  Alliance & Leicester PLC                                         11/05/04          1.23         29,780,183
   49,000,000  Banco Bilbao Vizcaya Argentaria S.A.                             04/06/04          1.12         48,992,446
   60,000,000  Banco Bilbao Vizcaya Argentaria S.A.                             04/28/04          1.17         59,947,800
   22,000,000  Banco Bilbao Vizcaya Argentaria S.A.                             05/14/04          1.06         21,972,408
   20,000,000  Banco Bilbao Vizcaya Argentaria S.A.                             06/10/04          1.04         19,959,556
   80,000,000  Danske Corporation                                               07/09/04          1.08         79,763,775
   50,000,000  Danske Corporation                                               07/20/04          1.12         49,829,653
   65,000,000  National Bank of New Zealand                                     07/13/04          1.04         64,807,519
   75,000,000  National Bank of New Zealand                                     07/23/04          1.12         74,737,510
   50,000,000  Northern Rock PLC                                                06/09/04          1.04         49,900,812
-------------                                                                                              --------------
  574,000,000  Total Foreign Commercial Paper                                                                 572,205,207
-------------                                                                                              --------------
Letter of Credit Commercial Paper (11.78%)
------------------------------------------------------------------------------------------------------------------------------------
$  70,000,000  Banco Bradesco S.A.
               LOC Banco Santander                                              06/14/04          1.21%    $   69,823,633
    8,490,000  Banco Continental de Panama S.A.
               LOC Credit Lyonnais                                              04/12/04          1.04          8,487,302

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF NET ASSETS (CONTINUED)
MARCH 31, 2004
================================================================================

     Face                                                                       Maturity                       Value
    Amount                                                                        Date            Yield       (Note 1)
    ------                                                                        ----            -----        ------
Letter of Credit Commercial Paper (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  25,000,000  Banco Cuscatlan, S.A.
               LOC ING Bank NV                                                  04/05/04          1.08%    $   24,997,000
   40,000,000  Banco Cuscatlan, S.A.
               LOC ING Bank NV                                                  04/05/04          1.08         39,995,200
   20,000,000  Bancomer, S.A.
               LOC ING Bank NV                                                  07/19/04          1.28         19,923,095
   82,465,000  Banco Rio de La Plata S.A.
               LOC Banco Santander                                              06/21/04          1.06         82,270,177
    7,000,000  Banco Rio de La Plata S.A.
               LOC Banco Santander                                              06/22/04          1.06          6,983,258
   20,000,000  Central American Bank for Economic Development
               LOC Barclays Bank PLC                                            07/16/04          1.20         19,929,333
   25,000,000  Cofco Capital Corporation
               LOC Rabobank                                                     04/14/04          1.05         24,990,521
   50,000,000  Louis Dreyfus Corporation
               LOC Barclays Bank PLC                                            04/16/04          1.02         49,978,750
   30,000,000  NATC California LLC
               LOC Chase Manhattan Bank, N.A.                                   04/20/04          1.05         29,983,375
-------------                                                                                              --------------
  377,955,000  Total Letter of Credit Commercial Paper                                                        377,361,644
-------------                                                                                              --------------
Master Notes and Promissory Notes (2.50%)
------------------------------------------------------------------------------------------------------------------------------------
$  50,000,000  The Goldman Sachs Group, L.P.                                    07/13/04          1.18%    $   50,000,000
   30,000,000  The Goldman Sachs Group, L.P.                                    08/18/04          1.17         30,000,000
-------------                                                                                              --------------
   80,000,000  Total Master Notes and Promissory Notes                                                         80,000,000
-------------                                                                                              --------------
Other Notes (0.30%)
------------------------------------------------------------------------------------------------------------------------------------
$   4,425,000  Milwaukee County, WI School District of Cudahy                   12/01/04          1.60%    $    4,425,000
    5,165,000  Michigan Public Educational Facility RN - Series 2003
               LOC Fifth Third Bank                                             09/01/04          1.40          5,165,000
-------------                                                                                              --------------
    9,590,000  Total Other Notes                                                                                9,590,000
-------------                                                                                              --------------
Repurchase Agreement (0.15%)
------------------------------------------------------------------------------------------------------------------------------------
$   5,000,000  UBS Paine Webber, Repurchase proceeds at maturity $5,000,140
               (Collateralized by $4,795,000, GNMA, 5.550%,
               due 11/15/33, value $5,102,483)                                  04/01/04          1.01%    $    5,000,000
-------------                                                                                              --------------
    5,000,000  Total Repurchase Agreement                                                                       5,000,000
-------------                                                                                              --------------

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------
================================================================================

     Face                                                                       Maturity                       Value
    Amount                                                                        Date            Yield       (Note 1)
    ------                                                                        ----            -----        ------
U.S. Government Agency Discount Note (1.52%)
------------------------------------------------------------------------------------------------------------------------------------
$  48,813,000  Federal Home Loan Mortgage Corporation                           08/12/04          1.38%    $   48,575,606
-------------                                                                                              --------------
   48,813,000  Total U.S. Government Agency Discount Note                                                      48,575,606
-------------                                                                                              --------------
U.S. Government Agency Medium Term Notes (7.25%)
------------------------------------------------------------------------------------------------------------------------------------
$  50,000,000  Federal Home Loan Mortgage Corporation                           11/03/04          1.35%    $   50,000,000
   45,000,000  Federal Home Loan Mortgage Corporation                           11/19/04          1.52         45,000,000
   25,000,000  Federal National Mortgage Association                            11/16/04          1.50         25,000,000
   50,000,000  Federal National Mortgage Association                            12/08/04          1.62         50,000,000
   18,000,000  Federal National Mortgage Association                            12/30/04          1.61         18,000,000
   25,000,000  Federal National Mortgage Association                            02/25/05          1.40         25,000,000
   19,150,000  Student Loan Marketing Association, 4.75%                        04/23/04          1.22         19,190,225
-------------                                                                                              --------------
  232,150,000  Total U.S. Government Agency Medium Term Notes                                                 232,190,225
-------------                                                                                              --------------
Variable Rate Demand Instruments (i) (18.42%)
------------------------------------------------------------------------------------------------------------------------------------
$   2,125,000  361 Summit Blvd. LLC - Series 2003
               LOC First Commercial Bank                                        05/01/28          1.14%    $    2,125,000
    2,145,000  2150 Investment Company - Series 1997
               LOC Fifth Third Bank                                             02/01/17          1.12          2,145,000
    6,800,000  Adelanto, CA Public Utility
               LOC California State Teachers Retirement System                  11/01/34          1.12          6,800,000
    5,525,000  Albany Dougherty, GA Payroll IDA
               (Flint River Service, Inc. Project - B)
               LOC Columbus Bank & Trust Company                                05/01/17          1.33          5,525,000
      750,000  Alpine Capital Investment, LLC
               LOC First of America                                             09/15/27          1.18            750,000
    1,015,000  Andrews Laser Works Corporation
               LOC Firstar Bank                                                 05/01/08          1.24          1,015,000
    2,150,000  Atlantic Tool & Die Company
               LOC Key Bank, N.A.                                               12/01/11          1.15          2,150,000
    2,500,000  Atlantic Tool & Die Company - Series 2002
               LOC Key Bank, N.A.                                               03/01/17          1.15          2,500,000
    1,909,000  Barnes & Thornburg
               LOC Fifth Third Bank                                             07/01/08          1.12          1,909,000
    8,735,000  BB Auto Land of Roswell, LLC - Series 2003A
               LOC Bank of North Georgia                                        05/01/23          1.20          8,735,000
    2,830,000  BBC, LLC
               LOC Columbus Bank & Trust Company                                11/01/20          1.10          2,830,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF NET ASSETS (CONTINUED)
MARCH 31, 2004
================================================================================

     Face                                                                       Maturity                       Value
    Amount                                                                        Date            Yield       (Note 1)
    ------                                                                        ----            -----        ------
Variable Rate Demand Instruments (i) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   1,205,000  Berkeley Square Retirement Center - Series 1998
               LOC Fifth Third Bank                                             02/01/13          1.19%    $    1,205,000
    4,220,000  Bob Sumerel Tire Co., Inc. - Series 1999
               LOC Fifth Third Bank                                             04/01/19          1.12          4,220,000
    2,000,000  Budd Office Building Associates
               (Partnership Project) - Series 1997
               LOC Comerica Bank                                                10/01/47          1.15          2,000,000
    3,150,000  Burke County, GA Development Authority IDRB
               (Lichtenberg Holdings II, LLC)
               LOC J.P. Morgan Chase                                            01/01/13          1.10          3,150,000
    8,470,000  Cambridge Gorbutt MOB, L.P. - Series 2003
               Guaranteed by Federal Home Loan Bank                             11/01/28          1.10          8,470,000
    5,640,000  Carmichael Imaging, LLC Series 2002
               LOC Regions Bank                                                 11/01/10          1.10          5,640,000
    5,700,000  CEGW, Inc.
               LOC PNC Bank, N.A.                                               03/31/09          1.15          5,700,000
    2,170,000  Central Michigan Inns, LLC
               LOC Michigan National Bank                                       04/01/30          1.13          2,170,000
    4,100,000  Cheney Brothers, Inc.
               LOC First Union National Bank of North Carolina                  12/01/16          1.16          4,100,000
    1,000,000  Chuo Mubea Suspe Chuomuo
               LOC Fifth Third Bank                                             01/01/11          1.12          1,000,000
    3,100,000  Cinnamon Properties, Inc.
               LOC Firstar Bank                                                 04/01/20          1.16          3,100,000
    7,000,000  City & County of Denver, CO COPS - Series C
               LOC J.P. Morgan Chase                                            12/01/22          1.10          7,000,000
   15,750,000  City & County of San Francisco Redevelopment Agency Taxable MHRB
               LOC Bayerische Hypovereinsbank, A.G.                             07/01/34          1.19         15,750,000
    2,000,000  City of Portland, OR EDRB (Broadway Project) - Series 2003B
               Insured by AMBAC Indemnity Corp.                                 04/01/11          1.10          2,000,000
    6,750,000  Columbus, GA Development Authority RB
               (Four J.S. Family, LLP Project)
               LOC Columbus Bank & Trust Company                                09/01/20          1.14          6,750,000
   12,605,000  Columbus, GA Development Authority RB
               (Four J.S. Family, LLP Project) - Series 2002
               LOC Columbus Bank & Trust Company                                12/01/22          1.10         12,605,000
   10,390,000  Columbus, GA Development Authority RB
               (Westdeutsche Landesbank, LLC Inverness II Project) - Series 2001
               LOC Columbus Bank & Trust Company                                12/01/21          1.17         10,390,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------
================================================================================

     Face                                                                       Maturity                       Value
    Amount                                                                        Date            Yield       (Note 1)
    ------                                                                        ----            -----        ------
Variable Rate Demand Instruments (i) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   3,400,000  Columbus, GA RB (Rivertown Pediatric Project)
               LOC Columbus Bank & Trust Company                                05/01/23          1.14%    $    3,400,000
    4,975,000  Concrete Company - Series 1998
               LOC Columbus Bank & Trust Company                                07/01/48          1.10          4,975,000
    1,575,000  Consolidated Equities, LLC - Series 1995
               LOC Old Kent Bank & Trust Co.                                    12/01/25          1.18          1,575,000
   16,586,000  Cookeville Capital Corporation
               LOC Amsouth Bank, N.A.                                           07/01/23          1.19         16,586,000
    7,770,000  Country Club of the South - Series 2002
               LOC Bank of North Georgia                                        12/01/27          1.19          7,770,000
    1,500,000  Crestmont Nursing Home
               LOC Fifth Third Bank                                             03/01/24          1.07          1,500,000
    4,900,000  D & G Conduit LLC - Series 2003
               LOC Amsouth Bank, N.A.                                           10/01/23          1.10          4,900,000
   12,450,000  D.G.Y. Real Estate LP - Series 2000A
               LOC PNC Bank, N.A.                                               05/01/20          1.15         12,450,000
    2,375,000  Devin F. & Janis L. McCarthy - Series 1997
               LOC Firstar Bank                                                 07/01/17          1.16          2,375,000
    6,960,000  Drury Inns, Inc.
               LOC First Commerical Bank                                        03/01/20          1.21          6,960,000
    5,945,000  Eagles Landing IV, Ltd.
               LOC Regions Bank                                                 09/01/26          1.10          5,945,000
    4,510,000  Eckert Seamans Cherin & Mellot, LLC - Series 2000
               LOC PNC Bank, N.A.                                               01/01/15          1.15          4,510,000
    9,135,000  Elsinore Properties Limited - Series 1999
               LOC Fifth Third Bank                                             01/01/29          1.12          9,135,000
      900,000  Family Sports & Lifestyle RB
               LOC Fifth Third Bank                                             09/01/22          1.12            900,000
      910,000  Follow Thru Land and Development, LLC - Series 1998
               LOC Key Bank, N.A.                                               11/01/13          1.15            910,000
      270,000  G & J Land Management
               LOC Fifth Third Bank                                             12/01/17          1.19            270,000
    1,400,000  G & J Properties
               LOC Fifth Third Bank                                             09/01/23          1.12          1,400,000
    4,165,000  Garden City Hospital Osteopathic - Series 1997
               LOC National City Bank of Michigan/Illinois                      10/01/17          1.13          4,165,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF NET ASSETS (CONTINUED)
MARCH 31, 2004
================================================================================

     Face                                                                       Maturity                       Value
    Amount                                                                        Date            Yield       (Note 1)
    ------                                                                        ----            -----        ------
Variable Rate Demand Instruments (i) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   1,700,000  Goson Project - Series 1997
               LOC First Merit Bank                                             11/01/17          1.16%    $    1,700,000
    1,655,000  Great Expectations Ltd. (Bass Chevrolet) - Series 1996
               LOC Fifth Third Bank                                             07/01/17          1.19          1,655,000
    1,660,000  HCH, LLC - Series 2000
               LOC Key Bank, N.A.                                               08/01/15          1.15          1,660,000
    2,570,000  Henderson, OH Regional Authority
               LOC Fifth Third Bank                                             07/01/23          1.12          2,570,000
    1,155,000  Hope Realty, Ltd. & Harmony Realty (Kurtz Bros., Inc.)
               LOC Key Bank, N.A.                                               08/01/15          1.15          1,155,000
    2,210,000  Hopkins Waterhouse LLC Project
               LOC National City Bank of Michigan/Illinois                      06/01/20          1.16          2,210,000
    2,504,000  HRH Capital, LLC
               LOC National City Bank, Northwest                                03/01/22          1.16          2,504,000
    3,250,000  Hudson Toyota and Hyundai Realty
               LOC Fifth Third Bank                                             04/01/23          1.12          3,250,000
    1,575,000  ILH, LLC - Series 2003
               LOC Fifth Third Bank                                             04/01/28          1.12          1,575,000
    1,135,000  Jake Sweeney Automotive, Inc.
               LOC Firstar Bank                                                 04/01/10          1.16          1,135,000
      850,000  KBL Capital Fund, Inc. (BH Reality Limited Partnership)
               LOC Old Kent Bank & Trust Co.                                    05/01/21          1.08            850,000
    4,280,000  KBL Capital Fund, Inc. - Series 1995A
               LOC Old Kent Bank & Trust Co.                                    07/01/05          1.08          4,280,000
    4,465,000  KBL Capital Fund, Inc.
               LOC National City Bank of Michigan/Illinois                      05/01/27          1.13          4,465,000
    2,605,000  Kingston Healthcare Company - Series 1997A
               LOC Fifth Third Bank                                             11/01/17          1.12          2,605,000
    1,995,000  Kingston Healthcare Company - Series 1998A
               LOC Fifth Third Bank                                             03/01/18          1.12          1,995,000
   1,455,000   Kissel Holdings, Inc. - Series 2000
               LOC Firstar Bank                                                 12/01/20          1.24          1,455,000
    1,375,000  Kit Carson County, CO Agricultural Development RB
               (Midwest Farms, LLC) - Series 1997
               LOC Wells Fargo Bank, N.A.                                       06/01/27          1.08          1,375,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------
================================================================================

     Face                                                                       Maturity                       Value
    Amount                                                                        Date            Yield       (Note 1)
    ------                                                                        ----            -----        ------
Variable Rate Demand Instruments (i) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   4,655,000  Kool Capital, LLC
               LOC Michigan National Bank                                       04/01/29          1.21%    $    4,655,000
    4,840,000  Kwik Park Corporation - Series 1999A
               LOC PNC Bank, N.A.                                               09/01/19          1.15          4,840,000
    2,375,000  L3 Corporation - Series 2002
               LOC Fifth Third Bank                                             11/01/17          1.12          2,375,000
   10,635,000  Laminations, Inc. & Santana Products - Series 1999
               LOC PNC Bank, N.A.                                               08/31/15          1.15         10,635,000
    6,690,000  Laurel County, KY Industrial Building RB
               (Consolidated Biscuit Company Project)
               LOC Fifth Third Bank                                             03/01/15          1.16          6,690,000
   13,210,000  Lexington Financial Services Health Care RB - Series 2001
               LOC LaSalle National Bank                                        02/01/26          1.19         13,210,000
    3,500,000  Locks Inns, Inc.
               LOC Bank of North Georgia                                        02/01/23          1.21          3,500,000
    1,905,000  Lockland Development Company, Ltd. - Series 2000
               LOC US Bank, N.A.                                                07/01/20          1.24          1,905,000
      585,000  LRC - B Wadsworth Investors, Ltd.
               LOC Firstar Bank                                                 09/01/17          1.34            585,000
      320,000  Lucas County, OH EDRB (IPC Graphics Inc. Project) - Series 1997
               LOC Fifth Third Bank                                             09/01/04          1.24            320,000
    8,340,000  Madison, WI Community Development Authority RB
               (Block 89 Project) - Series 1996A                                01/01/19          1.13          8,340,000
    6,485,000  Madison, WI Community Development Authority RB
               (Block 89 Project) - Series 2000                                 07/01/20          1.13          6,485,000
      250,000  Maximum Principal Amount (Buckeye Corrugated, Inc. Project) -
               Series 1994
               LOC National City Bank of Michigan/Illinois                      01/01/05          1.21            250,000
    3,205,000  Maximum Principle Amount Limited Partnership
               (Riverview Medical Office Building)
               LOC National City Bank of Michigan/Illinois                      11/01/17          1.16          3,205,000
    1,575,000  Miami River Stone Company
               LOC Firstar Bank                                                 08/01/09          1.24          1,575,000
    2,345,000  Michigan HEFA (Hope College) - Series 1996M
               LOC Old Kent Bank & Trust Co.                                    10/01/16          1.18          2,345,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF NET ASSETS (CONTINUED)
MARCH 31, 2004
================================================================================

     Face                                                                       Maturity                       Value
    Amount                                                                        Date            Yield       (Note 1)
    ------                                                                        ----            -----        ------
Variable Rate Demand Instruments (i) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$     950,000  Milwaukee, WI (Historic Third Ward Parking Project)
               LOC Northern Trust Bank                                          09/01/28          1.18%    $      950,000
    3,710,000  Mississippi Business Finance Corporation IDRB
               (Howard Industries, Inc.) - Series 1995
               LOC Bank One                                                     06/01/10          1.10          3,710,000
    7,225,000  Mississippi Business Finance Corporation IDRB
               (Lextron-Visteon Leasing Project) - Series 2003
               LOC Fifth Third Bank                                             12/01/27          1.14          7,225,000
    6,060,000  Mississippi Business Finance Corporation IDRB
               (TTW Farm Products, Inc.)
               LOC Amsouth Bank, N.A.                                           11/01/11          1.10          6,060,000
    1,000,000  Missouri State HEFA (Washington University) - Series D           09/01/30          1.11          1,000,000
    6,895,000  Mobile, AL Medical Clinic Board RB
               (Springhill Medical Complex) - Series 1996B
               LOC Amsouth Bank, N.A.                                           09/01/11          1.10          6,895,000
      975,000  Montgomery, AL IDB (The Jobs Company, LLC Project) - Series 1996C
               LOC Columbus Bank & Trust Company                                07/01/16          1.10            975,000
    6,165,000  Montgomery County, PA (Kingswood Apartments Project)
               Collateralized by Federal National Mortgage Association          08/15/31          1.09          6,165,000
    8,360,000  Montgomery County, PA (Brookside Manor)
               Collateralized by Federal National Mortgage Association          08/15/31          1.09          8,360,000
      700,000  Moose River Lumber Company, Inc.- Series 1997
               LOC Key Bank, N.A.                                               08/01/05          1.15            700,000
    1,315,000  Mount Carmel West Medical Office Building Limited Partnership
               LOC National City Bank of Michigan/Illinois                      08/01/19          1.16          1,315,000
    2,000,000  Mrs. K.C. Jordan & Associates
               LOC Fifth Third Bank                                             04/01/23          1.12          2,000,000
    2,000,000  New Lexington Clinic, P.S.C
               LOC Fifth Third Bank                                             05/01/18          1.12          2,000,000
    3,200,000  New York State HFA RB (345 East 94th Street)
               Guaranteed by Federal Home Loan Mortgage Corporation             11/01/31          1.09          3,200,000
    3,045,000  NPI Capital, LLC
               LOC Michigan National Bank                                       07/01/29          1.18          3,045,000
   11,440,000  Nugent Sand Company - Series 1999
               LOC National City Bank of Michigan/Illinois                      11/01/11          1.16         11,440,000
    2,290,000  Oakland Ortho Realty Association
               LOC PNC Bank, N.A.                                               09/01/09          1.15          2,290,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------
================================================================================

     Face                                                                       Maturity                       Value
    Amount                                                                        Date            Yield       (Note 1)
    ------                                                                        ----            -----        ------
Variable Rate Demand Instruments (i) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   1,789,000  Olszeski Properties, Inc. - Series 1996
               LOC Key Bank, N.A.                                               09/01/16          1.15%    $    1,789,000
    1,095,000  Oswego County, NY IDA Civic Facilities
               (OH Properities, Inc. Project - B)
               LOC Manufacturers & Traders Bank & Trust Co.                     06/01/24          1.30          1,095,000
    2,610,000  Parisi Investment, LP & Supply Co. - Series 1998
               LOC US Bank, N.A.                                                05/01/18          1.16          2,610,000
    1,060,000  PBSI Properties, LLC
               LOC Huntington National Bank                                     03/01/34          1.23          1,060,000
    3,625,000  Peachtree Crest Professional Offices - Series 2003
               LOC Bank of North Georgia                                        03/01/23          1.19          3,625,000
    4,800,000  Pennsylvania Economic Development Authority RB
               LOC PNC Bank                                                     08/01/28          1.15          4,800,000
    2,870,000  Pomeroy Investments, LLC - Series 1997
               LOC Firstar Bank                                                 05/01/17          1.16          2,870,000
    1,875,000  R.M.D. Corporation
               LOC Fifth Third Bank                                             06/01/13          1.12          1,875,000
    5,250,000  Reynolds Road Fitness Center - Series 1998
               LOC Fifth Third Bank                                             01/01/19          1.12          5,250,000
    3,775,000  Robert C. Fox Jr. (Fox Racing Shoe Project) - Series A
               LOC Comerica Bank                                                06/01/33          1.17          3,775,000
    5,100,000  Rogers Bridge Road & So. Property, LLC - Series 2002
               LOC Bank of North Georgia                                        01/01/23          1.24          5,100,000
    2,235,000  Rumpf Development, Ltd.
               LOC Key Bank, N.A.                                               08/01/17          1.15          2,235,000
      900,000  S & L Plastic Inc.
               LOC Fleet Bank                                                   07/01/08          1.15            900,000
    1,190,000  S & S Partnership (Model Graphics) - Series 1999
               LOC Firstar Bank                                                 09/01/19          1.24          1,190,000
    1,450,000  Sand Run Nursery & Preserve LLC
               LOC US Bank, N.A.                                                03/01/24          1.23          1,450,000
    2,910,000  Savoy Properties, Ltd.
               LOC Key Bank, N.A.                                               08/01/20          1.15          2,910,000
    4,100,000  Schenectady County, NY IDA (MVP Garage Project) - Series 2000A
               LOC Fleet Bank                                                   11/01/10          1.15          4,100,000
    4,700,000  Security Self-Storage, Inc.
               LOC Bank One                                                     02/01/19          1.16          4,700,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF NET ASSETS (CONTINUED)
MARCH 31, 2004
================================================================================

     Face                                                                       Maturity                       Value
    Amount                                                                        Date            Yield       (Note 1)
    ------                                                                        ----            -----        ------
Variable Rate Demand Instruments (i) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   3,330,000  Servaas, Inc. - Series 2003
               LOC Fifth Third Bank                                             03/01/13          1.12%    $    3,330,000
    3,865,000  Shepherd Capital, LLC
               LOC First of America                                             09/15/47          1.21          3,865,000
    3,670,000  Shepherd Capital, LLC
               LOC Old Kent Bank & Trust Co.                                    03/15/49          1.21          3,670,000
    3,340,000  Smugglers Notch Management Company/Investment Company
               LOC Key Bank, N.A.                                               09/01/15          1.15          3,340,000
    1,300,000  Soaring Eagle Partners, L.P. - Series 2000A
               LOC PNC Bank                                                     12/01/15          1.15          1,300,000
    7,600,000  Southeast Alabama Gas District RB (Lateral Project)
               Insured by AMBAC Indemnity Corp.                                 06/01/25          1.10          7,600,000
    9,700,000  Southwestern Ohio Steel, Inc.
               LOC Firstar Bank                                                 04/01/08          1.14          9,700,000
    1,530,000  Stallard-Schrier Corporation
               LOC Fifth Third Bank                                             09/01/16          1.19          1,530,000
    1,200,000  State Crest Ltd. - Series 2000
               LOC Fifth Third Bank                                             06/01/23          1.12          1,200,000
    1,000,000  State of Texas (Veterans' Hospital) - Series A-2                 12/01/29          1.06          1,000,000
    5,445,000  Stonegate-Partners I, LLC
               (Stonegate Partners Project) - Series 2002
               LOC US Bank, N.A.                                                06/01/34          1.16          5,445,000
    1,000,000  St. Paul, MN Housing & Redevelopment Authority RB
               (Public Radio Project) - Series 2002
               LOC Allied Irish Bank                                            05/01/22          1.17          1,000,000
    1,370,000  T.D. Management Ltd. - Series 1996
               LOC Fifth Third Bank                                             01/01/11          1.19          1,370,000
    2,500,000  Tampa Bay, FL (Elders Land Development)
               LOC Fifth Third Bank                                             09/01/23          1.12          2,500,000
    2,840,000  Tant Real Estate, LLC - Series 2003
               LOC Columbus Bank & Trust Company                                03/01/23          1.10          2,840,000
    9,240,000  Thayer Properties II, LLC
               LOC Columbus Bank & Trust Company                                09/01/21          1.20          9,240,000
    3,900,000  The Hennegan Company
               LOC US Bank, N.A.                                                10/01/11          1.16          3,900,000
    7,010,000  The Shoppes at Edgewater - Series 2003
               LOC Amsouth Bank, N.A.                                           01/01/23          1.10          7,010,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------
================================================================================

     Face                                                                       Maturity                       Value
    Amount                                                                        Date            Yield       (Note 1)
    ------                                                                        ----            -----        ------
Variable Rate Demand Instruments (i) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   7,515,000  Three Reading LP
               Guaranteed by Federal Home Loan Bank                             06/01/24          1.16%    $    7,515,000
      630,000  Town of Greendale, IN EDA RB - Series 1993B
               LOC National City Bank of Michigan/Illinois                      12/01/05          1.21            630,000
    3,195,000  Town of Islip, NY IDA (Brentwood Real Estate LLC)
               LOC ABN AMRO Bank, N.A.                                          11/01/20          1.19          3,195,000
    2,170,000  Trotman Bay Minette, Inc.
               LOC Columbus Bank & Trust Company                                01/01/21          1.10          2,170,000
    1,020,000  Tulsa County, OK IDRB
               (Montereau in Warren Woods Project) - Series 2002A
               LOC BNP Paribas                                                  07/01/32          1.12          1,020,000
    1,000,000  Valdez, AK Marine Terminal
               (British Petroleum Pipelines Inc. Project) - Series A            06/01/37          1.12          1,000,000
    2,000,000  Valdez, AK Marine Terminal
               (British Petroleum Pipelines Inc. Project) - Series B            07/01/37          1.12          2,000,000
      845,000  Vincent Enterprise & Partners - Series 2001
               LOC Key Bank, N.A.                                               03/01/20          1.15            845,000
    1,965,000  Vista Funding Corporation - Series 1997A
               LOC Fifth Third Bank                                             07/01/15          1.14          1,965,000
    1,900,000  VWS-McAdory Center LLC - Series 2002
               LOC First Commercial Bank                                        08/01/28          1.20          1,900,000
    1,045,000  Walt Sweeney Ford - Series 1996
               LOC Fifth Third Bank                                             01/01/12          1.19          1,045,000
    1,045,000  Warrior Roofing Manufacturing, Inc.
               LOC Columbus Bank & Trust Company                                09/01/26          1.20          1,045,000
    2,285,000  Washington State HFC (Marketplace Apartment)
               LOC Bank One                                                     07/01/29          1.12          2,285,000
    4,200,000  Watson's Dayton Properties, LLC - Series A
               LOC US Bank, N.A.                                                07/01/18          1.14          4,200,000
    1,475,000  Weller Irrevocable Trust #2 - Series 1998
               LOC First Union National Bank of North Carolina                  09/01/13          1.10          1,475,000
    5,100,000  Wellington Green LLC
               LOC Key Bank, N.A.                                               04/01/29          1.15          5,100,000
    2,320,000  Westchester County, NY IDA RB (B.W.P. Distributors Inc.)
               LOC First Union National Bank of North Carolina                  10/01/28          1.16          2,320,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF NET ASSETS (CONTINUED)
MARCH 31, 2004
================================================================================

     Face                                                                       Maturity                       Value
    Amount                                                                        Date            Yield       (Note 1)
    ------                                                                        ----            -----        ------
Variable Rate Demand Instruments (i) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$     660,000  Westchester Presbyterian Church
               LOC Firstar Bank                                                 09/01/13          1.34%    $      660,000
    4,300,000  William Morris Reality Greystone - Series 2003
               LOC Amsouth Bank, N.A.                                           01/01/19          1.19          4,300,000
      530,000  William Thies & Son, Inc.
               LOC First Union National Bank of North Carolina                  03/01/07          1.11            530,000
    1,700,000  Wilmington Iron & Metal Company
               LOC Bank One                                                     08/01/14          1.14          1,700,000
    6,277,490  Wilmington Trust Company
               Guaranteed by General Electric Company                           01/01/11          1.15          6,277,490
   10,000,000  Winder-Barrow Industrial Building Authority
               (The Concrete Company Project) - Series 2000
               LOC Columbus Bank & Trust Company                                02/01/20          1.10         10,000,000
    1,500,000  Windsor Medical Center, Inc.
               LOC First Merit Bank                                             12/03/18          1.16          1,500,000
    8,065,000  Zirbser-Greenbriar, Inc. - Series 2001
               Guaranteed by Federal Home Loan Bank                             01/01/26          1.32          8,065,000
-------------                                                                                              --------------
  590,060,490  Total Variable Rate Demand Instruments                                                         590,060,490
-------------                                                                                              --------------
Yankee Certificates of Deposit (4.84%)
------------------------------------------------------------------------------------------------------------------------------------
$  30,000,000  Credit Agricole Indosuez                                         09/29/04          1.09%    $   30,006,726
   25,000,000  Toronto Dominion Bank                                            12/31/04          1.12         25,001,846
   50,000,000  Toronto Dominion Bank                                            12/31/04          1.12         50,001,872
   50,000,000  Toronto Dominion Bank                                            12/31/04          1.13         49,999,907
-------------                                                                                              --------------
  155,000,000  Total Yankee Certificates of Deposit                                                           155,010,351
-------------                                                                                              --------------
               Total Investments (99.91%) (Cost $3,200,788,818+)                                            3,200,788,818
               Cash and other assets, net of liabilities (0.09%)                                                3,021,931
                                                                                                           --------------
               Net Assets (100.00%)                                                                        $3,203,810,749
                                                                                                           ==============
               Net asset value, offering and redemption price per share:
               Cortland Shares,     1,252,029,157 shares outstanding (Note 3)                              $         1.00
                                                                                                           ==============
               Short Term Fund Shares, 93,038,599 shares outstanding (Note 3)                              $         1.00
                                                                                                           ==============
               Liquidity Shares,    1,858,742,993 shares outstanding (Note 3)                              $         1.00
                                                                                                           ==============

               +  Aggregate cost for income tax purposes is identical.

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
===============================================================================
FOOTNOTES:

(a)  Guaranteed by Fleet Bank swap agreement.
(b)  The interest rate is adjusted daily based upon Prime minus 2.95%.
(c)  The  interest  rate is  adjusted  monthly  based upon one month LIBOR minus
     0.07%.
(d) The interest rate is adjusted weekly based upon average of prior week one month LIBOR; weekly put at par.
(e)  The  interest  rate is  adjusted  monthly  based upon one month LIBOR minus
     0.04%.
(f)  The  interest  rate is  adjusted  monthly  based upon one month  LIBOR plus
     0.02%.
(g)  The  interest  rate is  adjusted  monthly  based upon one month  LIBOR plus
     0.08%.
(h) The interest rate is adjusted quarterly based upon three month LIBOR plus 0.25%.
(i) These securities have a 7 day put feature exercisable by the fund at par value. Rate changes weekly.


KEY:
COPS     =    Certificates of Participation                  IDB     =    Industrial Development Bond
EDA      =    Economic Development Authority                 IDRB    =    Industrial Development Revenue Bond
EDRB     =    Economic Development Revenue Bond              LOC     =    Letter of Credit
GNMA     =    Government National Mortgage Association       MHRB    =    Multi-Family Housing Revenue Bond
HEFA     =    Health & Education Facilities Authority        PFA     =    Public Finance Authority
HFA      =    Housing Finance Authority                      RB      =    Revenue Bond
HFC      =    Housing Finance Commission                     RN      =    Revenue Note
IDA      =    Industrial Development Authority

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
U.S. GOVERNMENT FUND
STATEMENT OF NET ASSETS
MARCH 31, 2004
================================================================================

     Face                                                                       Maturity                       Value
    Amount                                                                        Date            Yield       (Note 1)
    ------                                                                        ----            -----        ------
Floating Rate Securities (7.51%)
------------------------------------------------------------------------------------------------------------------------------------
$  10,000,000  Federal Farm Credit Bank (a)                                     05/03/04          1.20%    $    9,999,826
    5,000,000  Federal National Mortgage Association (b)                        09/10/04          1.08          5,000,000
    7,000,000  Student Loan Marketing Association (c)                           04/15/04          1.00          6,999,942
-------------                                                                                              --------------
   22,000,000  Total Floating Rate Securities                                                                  21,999,768
-------------                                                                                              --------------
Repurchase Agreements (40.31%)
------------------------------------------------------------------------------------------------------------------------------------
$  40,000,000  Bank of America, Repurchase proceeds at maturity $40,001,133
               (Collateralized by $39,954,530, GNMA, 4.500% to 6.500%,
               due 08/15/18 to 03/20/34, value $40,800,000)                     04/01/04          1.02%    $   40,000,000
   78,000,000  J.P. Morgan Securities, Inc., Repurchase proceeds at maturity
               $78,002,253 (Collateralized by $77,389,000, FFCB, 2.125%, due
               08/15/05, value $5,060,278 FHLB, 4.125% to 4.500%, due 11/15/04 to
               11/15/12, value $14,408,284; FNMA, 1.750% To 7.125%, due 02/15/05 to 08/20/12, value $46,414,862; RFIN, 0.000%, due 10/15/14, value
               $3,115,750; TVBD, 6.375%, due 06/15/05, value $10,565,714)       04/01/04          1.04         78,000,000
-------------                                                                                              --------------
  118,000,000  Total Repurchase Agreements                                                                    118,000,000
-------------                                                                                              --------------
U.S. Government Agency Discount Notes (39.43%)
------------------------------------------------------------------------------------------------------------------------------------
$   3,029,000  Federal Home Loan Bank                                           04/02/04          1.00%    $    3,028,916
    3,000,000  Federal Home Loan Bank                                           06/08/04          1.01          2,994,277
    8,900,000  Federal Home Loan Mortgage Corporation                           04/06/04          1.00          8,898,750
    5,350,000  Federal Home Loan Mortgage Corporation                           04/13/04          1.01          5,348,199
    1,775,000  Federal Home Loan Mortgage Corporation                           05/04/04          1.01          1,773,358
    3,000,000  Federal Home Loan Mortgage Corporation                           05/20/04          1.10          2,995,549
    5,000,000  Federal Home Loan Mortgage Corporation                           06/01/04          1.02          4,991,358
    3,000,000  Federal Home Loan Mortgage Corporation                           06/07/04          1.03          2,994,249
    2,000,000  Federal Home Loan Mortgage Corporation                           06/21/04          1.14          1,994,870
    2,676,000  Federal Home Loan Mortgage Corporation                           06/30/04          1.11          2,668,641
    5,000,000  Federal Home Loan Mortgage Corporation                           07/13/04          1.06          4,984,908
    1,000,000  Federal Home Loan Mortgage Corporation                           07/30/04          1.05            996,500
    5,000,000  Federal Home Loan Mortgage Corporation                           08/23/04          1.08          4,978,400
    3,000,000  Federal Home Loan Mortgage Corporation                           08/31/04          1.08          2,986,447
    5,000,000  Federal Home Loan Mortgage Corporation                           09/09/04          1.12          4,975,157
    3,000,000  Federal Home Loan Mortgage Corporation                           09/22/04          1.04          2,984,920

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------
================================================================================

     Face                                                                       Maturity                       Value
    Amount                                                                        Date            Yield       (Note 1)
    ------                                                                        ----            -----        ------
U.S. Government Agency Discount Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   3,000,000  Federal Home Loan Mortgage Corporation                           11/15/04          1.06%    $    2,979,860
    1,000,000  Federal Home Loan Mortgage Corporation                           11/15/04          1.08            993,192
    3,000,000  Federal Home Loan Mortgage Corporation                           12/27/04          1.16          2,974,237
    3,000,000  Federal Home Loan Mortgage Corporation                           01/19/05          1.13          2,972,409
    3,000,000  Federal Home Loan Mortgage Corporation                           02/08/05          1.33          2,965,831
    2,300,000  Federal National Mortgage Association                            04/01/04          1.00          2,300,000
    3,096,000  Federal National Mortgage Association                            04/05/04          1.01          3,095,653
   11,200,000  Federal National Mortgage Association                            04/07/04          1.01         11,198,107
    1,473,000  Federal National Mortgage Association                            04/30/04          1.14          1,471,659
    3,000,000  Federal National Mortgage Association                            05/28/04          1.04          2,995,060
    2,240,000  Federal National Mortgage Association                            06/02/04          1.02          2,236,061
    2,460,000  Federal National Mortgage Association                            06/02/04          1.11          2,455,297
    5,000,000  Federal National Mortgage Association                            06/16/04          1.11          4,988,389
    3,700,000  Federal National Mortgage Association                            08/06/04          1.12          3,685,511
    1,561,000  Federal National Mortgage Association                            09/17/04          1.12          1,552,873
    3,000,000  Federal National Mortgage Association                            09/17/04          1.34          2,981,128
    2,000,000  Federal National Mortgage Association                            10/15/04          1.42          1,984,678
    2,000,000  Federal National Mortgage Association                            12/10/04          1.18          1,983,513
-------------                                                                                              --------------
  115,760,000  Total U.S. Government Agency Discount Notes                                                    115,407,957
-------------                                                                                              --------------
U.S. Government Agency Medium Term Notes (12.40%)
------------------------------------------------------------------------------------------------------------------------------------
$   1,000,000  Federal Farm Credit Bank, 6.40%                                  06/21/04          1.20%    $    1,011,383
    1,000,000  Federal Home Loan Bank, 6.75%                                    04/05/04          1.30          1,000,586
    3,000,000  Federal Home Loan Bank, 4.875%                                   04/16/04          1.14          3,004,538
    2,050,000  Federal Home Loan Bank, 4.875%                                   05/14/04          1.00          2,059,242
    2,730,000  Federal Home Loan Bank, 6.45%                                    06/17/04          1.24          2,759,650
    1,000,000  Federal Home Loan Bank, 7.36%                                    07/01/04          1.03          1,015,612
    1,000,000  Federal Home Loan Bank, 4.01%                                    10/18/04          1.30          1,014,572
    3,000,000  Federal Home Loan Bank, 2.125%                                   12/15/04          1.09          3,021,225
    1,600,000  Federal Home Loan Bank, 3.875%                                   12/15/04          1.16          1,630,133

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
U.S. GOVERNMENT FUND
STATEMENT OF NET ASSETS (CONTINUED)
MARCH 31, 2004
================================================================================

     Face                                                                       Maturity                       Value
    Amount                                                                        Date            Yield       (Note 1)
    ------                                                                        ----            -----        ------
U.S. Government Agency Medium Term Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   2,000,000  Federal Home Loan Bank, 4.125%                                   01/14/05          1.24%    $    2,044,786
    2,000,000  Federal Home Loan Bank                                           04/04/05          1.40          2,000,000
    2,250,000  Federal Home Loan Mortgage Corporation, 5.00%                    05/15/04          1.18          2,260,181
    3,000,000  Federal Home Loan Mortgage Corporation, 3.25%                    11/15/04          1.07          3,039,839
    1,756,000  Federal Home Loan Mortgage Corporation, 1.875%                   01/15/05          1.15          1,765,487
    1,000,000  Federal National Mortgage Association, 7.40%                     07/01/04          1.07          1,015,699
    2,000,000  Student Loan Marketing Association, 4.75%                        04/23/04          1.21          2,004,201
    3,600,000  Student Loan Marketing Association, 3.375%                       07/15/04          1.00          3,624,216
    2,000,000  Student Loan Marketing Association, 3.625%                       09/30/04          1.09          2,024,885
-------------                                                                                              --------------
   35,986,000  Total U.S. Government Agency Medium Term Notes                                                  36,296,235
-------------                                                                                              --------------
               Total Investments (99.65%) (Cost $291,703,960+)                                                291,703,960
               Cash and other assets, net of liabilities (0.35%)                                                1,010,588
                                                                                                           --------------
               Net Assets (100.00%)                                                                        $  292,714,548
                                                                                                           ==============
               Net asset value, offering and redemption price per share:
               Cortland Shares, 197,157,893 shares outstanding (Note 3)                                    $         1.00
                                                                                                           ==============
               Liquidity Shares, 95,510,267 shares outstanding (Note 3)                                    $         1.00
                                                                                                           ==============

               +  Aggregate cost for federal income tax purposes is identical.

FOOTNOTES:
(a)  The interest  rate changes  monthly based upon one month LIBOR minus 0.12%.
(b)  The  interest  rate changes  quarterly  based upon three months LIBOR minus
     0.06%.
(c) The interest rate is adjusted weekly based upon three months Treasury Bill bond equivalent yield plus 0.06%.

KEY:
FFCB      =    Federal Farm Credit Bank
FHLB      =    Federal Home Loan Bank
FNMA      =    Federal National Mortgage Association
GNMA      =    Government National Mortgage Association
RFIN      =    Resolution Funding Corporation Strip Interest
TVBD      =    Tennessee Valley Authority Bond

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF NET ASSETS
MARCH 31, 2004
================================================================================

                                                                                                                        Ratings (a)
                                                                                                                   -----------------
     Face                                                                       Maturity              Value                 Standard
    Amount                                                                        Date      Yield    (Note 1)      Moody's  & Poor's
    ------                                                                        ----      -----     ------       -------  --------
Put Bonds (b) (12.40%)
------------------------------------------------------------------------------------------------------------------------------------
$   1,265,000  City of Dayton, KY Industrial Building RB
               (RADAC Corporation Project) - Series 1994C (c)
               LOC Fifth Third Bank                                             04/01/04    1.35%  $   1,265,000
    6,500,000  Harford County, MD (A.O. Smith) (c)
               LOC Comerica Bank                                                09/01/04    1.20       6,500,000
    4,950,000  Metropolitan Government of Nashville & Davidson Counties, TN
               (Vanderbilt University) - Series 1985A                           01/15/05    1.05       4,950,000   VMIG-1      A1+
    2,500,000  Michigan Strategic Fund Limited Obligation RB
               (Donnelly Corporation Project) - Series B (c)
               LOC Bank of Nova Scotia                                          04/01/04    1.20       2,500,000
    2,800,000  North Carolina Industrial Facility PCFA RB
               (GVK America Inc. Project) (c)
               LOC Citibank, N.A.                                               12/01/04    1.00       2,800,000
    2,770,000  Pooled Puttable Floating Option
               Tax Exempt Receipts - Series PPT-33
               LOC Merrill Lynch & Company, Inc.                                06/17/04    0.95       2,770,000               A1+
    2,500,000  Utah Housing Corporation
               Single Family Mortgage Bonds - Series C Class 1                  04/02/04    1.15       2,500,000   VMIG-1      A1+
-------------                                                                                      -------------
   23,285,000   Total Put Bonds                                                                       23,285,000
-------------                                                                                      -------------
Revenue Bond (2.66%)
------------------------------------------------------------------------------------------------------------------------------------
$   5,000,000  Massachusetts State HFA RB Single Family Notes - Series M
               GIC FSA                                                          05/01/04    1.15%  $   5,000,000    MIG-1      SP-1+
-------------                                                                                      -------------
    5,000,000  Total Revenue Bond                                                                      5,000,000
-------------                                                                                      -------------
Tax Exempt Commercial Paper (10.65%)
------------------------------------------------------------------------------------------------------------------------------------
$   2,000,000  City of Austin, TX (Travis & Utility Systems) - Series A
               LOC Bayerische Landesbank, A.G./
               Morgan Guaranty Trust Company/State Street Bank & Trust Co.      08/11/04    0.95%  $   2,000,000     P1        A1+
    5,000,000  County & City of Honolulu, HI
               LOC Westdeutche Landesbank                                       07/08/04    0.94       5,000,000     P1        A1+
    3,000,000  Harris County, TX - Series D                                     05/11/04    0.95       3,000,000     P1        A1+
    5,000,000  Jacksonville, FL Electric Authority (Electric System) - Series A 04/08/04    0.92       5,000,000   VMIG-1      A1+
    5,000,000  Washington D.C. Metropolitan Airport Authority
               General Airport Notes
               LOC Bank of America                                              06/01/04    0.97       5,000,000               A1
-------------                                                                                      -------------
   20,000,000  Total Tax Exempt Commercial Paper                                                      20,000,000
-------------                                                                                      -------------

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF NET ASSETS (CONTINUED)
MARCH 31, 2004
================================================================================

                                                                                                                        Ratings (a)
                                                                                                                   -----------------
     Face                                                                       Maturity              Value                 Standard
    Amount                                                                        Date      Yield    (Note 1)      Moody's  & Poor's
    ------                                                                        ----      -----     ------       -------  --------
Tax Exempt General Obligation Notes & Bonds (11.84%)
------------------------------------------------------------------------------------------------------------------------------------
$   2,000,000  Charleston County, SC School District BAN - Series 2004          11/04/04    0.96%  $   2,012,268    MIG-1     SP-1+
    1,000,000  City & County of Denver, CO Airport RB - Series D (c)
               Insured by FSA                                                   11/15/04    1.10       1,020,996
    1,000,000  Illinois Municipal Electric RB (c)
               Insured by FSA                                                   02/01/05    1.05       1,032,727
    3,500,000  Oregon State TAN                                                 11/15/04    1.07       3,525,454    MIG-1     SP-1+
    1,065,000  State of Ohio GO Infrastructure Improvement Bonds (c)            02/01/05    1.05       1,104,290
    5,000,000  State of Texas TRAN                                              08/31/04    1.12       5,018,081    MIG-1     SP-1+
    5,000,000  State of Texas TRAN                                              08/31/04    1.16       5,017,246    MIG-1     SP-1+
    2,500,000  Strafford County, NH TAN (c)                                     12/30/04    1.05       2,512,934
    1,000,000  Strafford County, NH TAN (c)                                     12/30/04    1.10       1,004,808
-------------                                                                                      -------------
   22,065,000  Total Tax Exempt General Obligation Notes & Bonds                                      22,248,804
-------------                                                                                      -------------
Variable Rate Demand Instruments (d) (60.44%)
------------------------------------------------------------------------------------------------------------------------------------
$   1,000,000  Ashland, KY PCRB (Ashland Oil Inc. Project)
               LOC Suntrust Bank                                                04/01/09    1.00%  $   1,000,000   VMIG-1
    5,455,000  Auburn, AL Non-Profit HDA (Lakeside Project)
               LOC Columbus Bank & Trust Company                                09/01/27    1.29       5,455,000               A1
    2,250,000  Blue Springs, MO IDA MHRB
               (Autumn Place Apartments Project) - Series A1
               Guaranteed by Federal National Mortgage Association              06/15/35    1.07       2,250,000               A1+
    3,000,000  City of Pulaski and Giles, TN IDRB
               (Martin Methodist College Program)
               LOC Amsouth Bank, N.A.                                           01/01/24    1.17       3,000,000   VMIG-1
      900,000  Clark County, NV School District - Series A
               Insured by FSA                                                   06/15/21    1.10         900,000   VMIG-1      A1+
    1,000,000  Clipper Tax Exempt Trust COPS - Series 1999-3                    10/01/05    1.37       1,000,000   VMIG-1
    3,500,000  Connecticut State Development Authority IDRB
               (Gerber Scientific Incorporated)
               LOC Wachovia Bank & Trust Co., N.A.                              12/01/14    0.98       3,500,000               A1+
    2,800,000  Decatur City, AL Environmental Facilities IDRB
               (British Petroleum-Amoco)                                        11/01/35    1.15       2,800,000     P1        A1+
    4,200,000  Dekalb County, GA Housing Authority MHRB
               (Wood Hills Apartments)
               LOC Fleet Bank                                                   12/01/07    1.06       4,200,000               A1+

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------
================================================================================

                                                                                                                        Ratings (a)
                                                                                                                   -----------------
     Face                                                                       Maturity              Value                 Standard
    Amount                                                                        Date      Yield    (Note 1)      Moody's  & Poor's
    ------                                                                        ----      -----     ------       -------  --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   3,505,000  Detroit, MI Senior Lien RB (Sewer Disposal) - Series C
               LOC Dexia CLF                                                    07/01/27    1.02%  $   3,505,000   VMIG-1      A1+
    7,500,000  Douglas County, NE IDRB (Phillips Manufacturing Project)
               LOC Wells Fargo Bank, N.A.                                       12/01/18    1.22       7,500,000               A1+
    3,100,000  Florida HFA RB (Club at Vero Apartments) - Series E
               LOC Bank of America                                              06/01/17    0.97       3,100,000               A1+
    1,600,000  Forsyth, MT PCRB (Pacificorp Project)
               LOC Morgan Guaranty Trust Company                                01/01/18    1.15       1,600,000     P1        A1+
    6,420,000  Franklin County, OH HRB (Children's Hospital)
               Insured by AMBAC Indemnity Corp.                                 11/01/25    1.03       6,420,000   VMIG-1
    1,000,000  Gulf Coast Waste Disposal Authority (Amoco Oil Co.)              08/01/23    1.15       1,000,000   VMIG-1      A1+
    1,000,000  Gulf Coast Waste Disposal Authority (Amoco Oil Co.)              05/01/24    1.15       1,000,000   VMIG-1      A1+
    2,350,000  Harris, TX HFA MHRB (Wellington Park Apartments)
               Collateralized by Federal National Mortgage Association          02/15/37    1.07       2,350,000   VMIG-1
    1,760,000  Hurley, NM (Kennecott Santa Fe British Petroleum)                12/01/15    1.12       1,760,000     P1        A1+
    1,075,000  Idaho HFA RB (Balmoral Apartments Project) - Series 2000
               LOC US Bank, N.A.                                                05/01/32    1.16       1,075,000               A1
    1,500,000  Kent State University, OH RB General Receipts
               Insured by MBIA Insurance Corp.                                  05/01/31    1.03       1,500,000   VMIG-1      A1+
    1,300,000  King George County, VA (Birchwood Power Partners)
               LOC Credit Suisse First Boston                                   03/01/27    1.15       1,300,000               A1
    3,249,674  Koch Floating Rate Trust - Series 1
               Insured by AMBAC Indemnity Corp.                                 05/03/04    1.27       3,249,674               A1+
    2,400,000  La Porte County, IN EDC RB (Universal Forest Products) (c)
               LOC ABN AMRO Bank, N.A.                                          11/01/20    1.21       2,400,000
    1,975,000  Massachusetts HEFA (Capital Asset Program) - Series B
               Insured by MBIA Insurance Corp.                                  07/01/10    1.10       1,975,000   VMIG-1      A1+
    2,500,000  Massachusetts State GO (Central Artery) - Series A               12/01/30    1.12       2,500,000   VMIG-1      A1+
    1,000,000  Mcintosh, AL IDRB Environmental Improvements
               (Ciba Specialty Chemicals)                                       07/01/28    1.12       1,000,000               A1+
    2,015,000  Mississippi Home Corporation Single Family Program
               (Merlots) - Series YYY
               Guaranteed by Government National Mortgage Association           12/01/31    1.15       2,015,000   VMIG-1
    1,480,000  Missouri State HEFA (Cox Health System)
               Insured by AMBAC Indemnity Corp.                                 06/01/22    1.15       1,480,000   VMIG-1      A1

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF NET ASSETS (CONTINUED)
MARCH 31, 2004
================================================================================

                                                                                                                        Ratings (a)
                                                                                                                   -----------------
     Face                                                                       Maturity              Value                 Standard
    Amount                                                                        Date      Yield    (Note 1)      Moody's  & Poor's
    ------                                                                        ----      -----     ------       -------  --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   2,000,000  New Jersey EDA (Encap Golf Holdings L.L.C.) - Series A
               LOC Bayerische Landesbank, A.G.                                  10/01/26    1.07%  $   2,000,000   VMIG-1      A1+
    2,555,000  North Dakota State HFA
               (Housing Finance Program - Home Mortgage) - Series B
               Insured by FSA                                                   01/01/34    1.05       2,555,000   VMIG-1
    7,700,000  Ohio State Higher Education Facilities RB
               (Pooled Financing Program) - Series A
               LOC Fifth Third Bank                                             09/01/27    1.02       7,700,000   VMIG-1
    1,400,000  Ohio State Water Development Authority PCRB
               (Ohio Edison Co. Project) - Series 1988
               LOC Barclays Bank PLC                                            09/01/18    1.15       1,400,000     P1        A1+
    1,000,000  Olathe, KS IDRB (Multi-Modal-Diamant Board) - Series A (c)
               LOC Svenskahandelsbanken                                         03/01/27    1.17       1,000,000
    2,500,000  Palm Beach County, FL RB (Raymond F. Kravis Center Project)
               LOC Northern Trust Bank                                          07/01/32    1.00       2,500,000   VMIG-1
    1,000,000  Pitkin County, CO IDRB (Aspen Skiing Co. Project)
               LOC First National Bank of Chicago                               04/01/14    1.17       1,000,000               A1+
    2,000,000  Private Colleges & Universities Authority (Emory University)     11/01/35    1.03       2,000,000   VMIG-1      A1+
    2,900,000  Raleigh-Durham, NC Airport Authority RB - Series 2002
               Insured by FGIC                                                  11/01/17    1.03       2,900,000   VMIG-1
    2,500,000  Rockingham, NC IDRB PCFA
               (Eden Customs Processing, L.L.C.) (c)
               LOC Branch Bank & Trust Company                                  01/01/17    1.15       2,500,000
    2,875,000  Rockingham, NC IDRB PCFA (Whiteridge Project) (c)
               LOC Branch Bank & Trust Company                                  03/01/15    1.15       2,875,000
    1,000,000  Salt Lake County, UT PCRB
               (Service Station Holdings - British Petroleum)                   02/01/08    1.12       1,000,000     P1        A1+
    2,000,000  South Carolina Jobs EDA RB (Sisters of Charity)
               LOC Wachovia Bank & Trust Co., N.A.                              11/01/32    1.06       2,000,000   VMIG-1
    3,300,000  Sunshine State Government Financing Commission RB -
               Series 1986
               Insured by AMBAC Indemnity Corp.                                 07/01/16    1.01       3,300,000   VMIG-1
    3,705,000  Washington HFC MHRB
               (Heatherwood Apartments Project) - Series A
               LOC US Bank, N.A.                                                01/01/35    1.16       3,705,000               A1
    1,000,000  Washington HFC MHRB (Mill Pointe Apartments Project) - Series A
               LOC US Bank, N.A.                                                01/01/30    1.16       1,000,000               A1

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
================================================================================

                                                                                                                        Ratings (a)
                                                                                                                   -----------------
     Face                                                                       Maturity              Value                 Standard
    Amount                                                                        Date      Yield    (Note 1)      Moody's  & Poor's
    ------                                                                        ----      -----     ------       -------  --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   2,000,000  Will County, IL Exempt Facilities IDRB
               (Amoco Chemical Co. Project) - Series 2001                       07/01/31    1.15%  $   2,000,000   VMIG-1      A1+
    1,250,000  York County, PA IDA Limited Obligation RB
               (Metal Exchange Corp. Project) - Series 1996 (c)
               LOC Comerica Bank                                                06/01/06    1.20       1,250,000
-------------                                                                                      -------------
  113,519,674  Total Variable Rate Demand Instruments                                                113,519,674
-------------                                                                                      -------------
Variable Rate Demand Instrument - Private Placement (d) (0.68%)
------------------------------------------------------------------------------------------------------------------------------------
$   1,283,000  York County, PA IDA IDRB (Manor Care Of Kingston Court Inc.)
               LOC Chase Manhattan Bank, N.A.                                   12/01/08    2.60%  $   1,283,000     P1        A1+
-------------                                                                                      -------------
    1,283,000  Total Variable Rate Demand Instrument - Private Placement                               1,283,000
-------------                                                                                      -------------
               Total Investments (98.67%) (Cost $185,336,478+)                                       185,336,478
               Cash and other assets, net of liabilities (1.33%)                                       2,490,491
                                                                                                   -------------
               Net Assets (100.00%)                                                                $ 187,826,969
                                                                                                   =============
               Net asset value, offering and redemption price per share:
               Cortland Shares, 106,069,864 shares outstanding (Note 3)                            $        1.00
                                                                                                   =============
               Liquidity Shares, 81,778,570 shares outstanding (Note 3)                            $        1.00
                                                                                                   =============

               +  Aggregate cost for income tax purposes is identical.

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF NET ASSETS (CONTINUED)
MARCH 31, 2004
================================================================================

FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who issues the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated is the next put date.

(c) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities payable on demand at par including accrued interest (usually with seven days' notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:
BAN      =    Bond Anticipation Note                         HFC     =    Housing Finance Commission
COPS     =    Certificates of Participation                  HRB     =    Hospital Revenue Bond
EDA      =    Economic Development Authority                 IDA     =    Industrial Development Authority
EDC      =    Economic Development Corporation               IDRB    =    Industrial Development Revenue Bond
FGIC     =    Financial Guaranty Insurance Company           LOC     =    Letter of Credit
FSA      =    Financial Security Assurance, Inc.             MHRB    =    Multi-Family Housing Revenue Bond
GIC      =    Guaranteed Investment Contract                 PCFA    =    Pollution Control Finance Authority
GO       =    General Obligation                             PCRB    =    Pollution Control Revenue Bond
HDA      =    Housing Development Authority                  RB      =    Revenue Bond
HEFA     =    Health and Education Facilities Authority      TAN     =    Tax Anticipation Note
HFA      =    Housing Finance Authority                      TRAN    =    Tax and Revenue Anticipation Note

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
STATEMENTS OF OPERATIONS
YEAR ENDED MARCH 31, 2004
================================================================================

                                                Cortland General            U.S. Government            Municipal Money
                                                Money Market Fund                Fund                    Market Fund
                                                -----------------           ---------------            ---------------

INVESTMENT INCOME

 Income:

    Interest.................................   $      44,528,664           $     3,184,198            $     2,171,393
                                                 ----------------            --------------             --------------
 Expenses: (Note 2)

    Investment management fee................          27,313,038                 2,060,111                  1,458,281

    Distribution fee (Cortland Shares).......           3,567,900                   475,933                    248,029

    Distribution fee (Short Term Fund Shares)             331,070                    -0-                       -0-

    Distribution fee (Liquidity Shares)......           5,290,397                   217,048                    242,529

    Shareholder servicing fee (Liquidity Shares)        5,290,397                   217,048                    242,529

    Directors' fees and expenses.............              71,222                    14,050                     12,937

    Other....................................             183,718                     4,774                        422
                                                 ----------------            --------------             --------------
      Total expenses.........................          42,047,742                 2,988,964                  2,204,727

      Less:  Fees waived.....................   (       7,406,556)          (       303,988)           (       358,983)
                                                 ----------------            --------------             --------------
    Net expenses.............................          34,641,186                 2,684,976                  1,845,744
                                                 ----------------            --------------             --------------
 Net investment income ......................           9,887,478                   499,222                    325,649

REALIZED GAIN
  ON INVESTMENTS

 Net realized gain on investments............               4,957                     5,484                      9,586
                                                 ----------------            --------------             --------------
 Increase in net assets from operations......   $       9,892,435           $       504,706            $       335,235
                                                 ================            ==============             ==============

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED MARCH 31, 2004 AND 2003
================================================================================

                                          Cortland General                 U.S. Government                  Municipal Money
                                         Money Market Fund                       Fund                          Market Fund
                                   ------------------------------     ----------------------------     ----------------------------
                                       2004             2003              2004            2003             2004           2003
                                   -------------    -------------     ------------    ------------     ------------     -----------
INCREASE (DECREASE)
 IN NET ASSETS
Operations:
Net investment income...........  $    9,887,478   $   19,758,377    $     499,222   $   1,579,287    $     325,649    $    656,634
Net realized gain on
  investments...................           4,957              822            5,484          20,861            9,586          -0-
                                   -------------    -------------     ------------    ------------     ------------     -----------
Increase in net assets
  from operations...............       9,892,435       19,759,199          504,706       1,600,148          335,235         656,634
Dividends from
  net investment income:
  Cortland Shares...............  (    3,014,917)  (   11,725,539)   (     287,486)  (   1,409,309)   (     120,816)+  (   414,742)+
  Live Oak Shares...............          -0-      (    2,536,910)          -0-      (     166,938)          -0-       (   105,879)+
  Short Term Fund Shares........  (      285,437)  (      501,184)          -0-             -0-              -0-             -0-
  Liquidity Shares..............  (    6,587,124)  (    4,994,744)   (     211,736)  (     170,440)   (     204,830)+  (   136,013)+

Distributions from
  realized gains on investments:
  Cortland Shares...............  (        1,933)  (          822)   (       3,023)  (       1,556)   (       4,998)         -0-
  Live Oak Shares...............          -0-              -0-              -0-      (         434)          -0-             -0-
  Short Term Fund Shares........  (          188)          -0-              -0-             -0-              -0-             -0-
  Liquidity Shares..............  (        2,836)          -0-       (       1,641)         -0-       (       3,781)         -0-
Capital share
  transactions (Note 3):
  Cortland Shares...............  (  317,575,446)     209,858,958       19,732,070   (  70,015,608)      16,059,046      22,219,265
  Live Oak Shares...............          -0-      (1,237,280,248)          -0-      (  73,706,596)          -0-       ( 88,773,965)
  Short Term Fund Shares........  (   70,293,825)     163,332,424           -0-             -0-              -0-             -0-
  Liquidity Shares..............  (  507,168,418)   2,365,911,411    (     902,288)     96,412,555    (  30,919,569)    112,698,139
                                   -------------    -------------     ------------    ------------     ------------     -----------
Total increase (decrease).......  (  895,037,689)   1,501,822,545       18,830,602   (  47,458,178)   (  14,859,713)     46,143,439
Net assets:
Beginning of year...............   4,098,848,438    2,597,025,893      273,883,946     321,342,124      202,686,682     156,543,243
                                   -------------    -------------     ------------    ------------     ------------     -----------
End of year.....................  $3,203,810,749   $4,098,848,438    $ 292,714,548   $ 273,883,946    $ 187,826,969   $ 202,686,682
                                   =============    =============     ============    ============     ============     ===========
Undistributed net
  investment income.............  $     -0-        $     -0-         $      46,388   $      46,388    $           3   $     -0-

+ Designated as exempt-interest dividends for regular federal income tax purposes.

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS
================================================================================
1. Summary of Accounting Policies

Cortland Trust, Inc. (the "Company") is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940 (the "Act"). The Company is presently comprised of three Funds, the Cortland General Money Market Fund ("Cortland General Fund"), the U.S. Government Fund and the Municipal Money Market Fund ("Municipal Fund"). The Cortland General Fund has four classes of stock authorized, Cortland Shares, Live Oak Shares, Short Term General Fund - General Shares ("Short Term Fund Shares") and Primary Liquidity Fund Shares ("Liquidity Shares"). The U.S Government Fund has three classes of stock authorized, Cortland Shares, Live Oak Shares and Government Liquidity Fund Shares ("Liquidity Shares"). The Municipal Fund has three classes of stock authorized, Cortland Shares, Live Oak Shares and Municipal Liquidity Fund Shares ("Liquidity Shares"). All share classes are subject to a service fee pursuant to each Fund's Distribution Plan. The Liquidity Shares are subject to an additional shareholder servicing fee pursuant to a Shareholder Servicing Agreement. The Live Oak Shares liquidated on June 14, 2002; therefore financial highlights for this class are not presented. The Short Term Fund Shares and Liquidity Shares (formerly "CIBC Shares") commenced operations on September 5, 2002 and November 22, 2002, respectively. In all other respects, the Cortland Shares, Live Oak Shares, Short Term Fund Shares and Liquidity Shares represent the same interest in the income and assets of each Fund. Each class of shares has identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The Company accounts separately for the assets, liabilities and operations of each Fund. The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

Effective April 29, 2004, the Primary Liquidity, Government Liquidity and Municipal Liquidity Fund Shares were redesignated the Advantage Primary Liquidity, Advantage Government Liquidity and Advantage Municipal Liquidity Fund Shares.

The shares outstanding in the Cortland General Fund include the Pilgrim Money Market Class of Shares (the "Pilgrim Shares"). Pilgrim Shares are identical to the Cortland Shares of the Cortland General Fund with respect to investment objectives, voting rights and yield, but differ with respect to certain other matters relating primarily to exchange privileges. At March 31, 2004 there were 5,796,006 Pilgrim Shares outstanding included in the Cortland Shares.

     a) Valuation  of  Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal  Income Taxes -
     It is the policy of each Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their tax exempt and taxable income to shareholders. Therefore, no provision for federal income tax is required.

     c)  Dividends  and   Distributions  -
     Dividends from investment income (including realized capital gains and losses, if any, and amortization of market discount), determined on a class level, are declared daily and paid on the subsequent business day.
     Distributions of net realized capital gains, offset by capital loss carryovers, if any, are generally declared and paid when realized.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
1. Summary of Accounting Policies (Continued)

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis. The Cortland General and U.S. Government Funds may enter into repurchase agreements. It is the Funds' policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

2. Investment  Management Fees and Other  Transactions  with Affiliates

Reich & Tang Asset Management, LLC (the "Manager") serves as the manager of the Company and its three Funds pursuant to agreements with the Funds dated September 14, 1993 ("Agreements"). Under the Agreements, the Manager provides directly, or indirectly through contracts with others, all services required for the management of the Company. The Manager bears all ordinary operating expenses associated with the Company's operation except: (a) the fees of the directors who are not "interested persons" of the Company, as defined by the Act, and the travel and related expenses of the directors incident to their attending shareholder's, director's and committee meetings, (b) interest, taxes and brokerage commissions, (c) extraordinary expenses, (d) shareholder service or distribution fees, and (e) membership dues of any industry association. Additionally, the Manager has assumed all expenses associated with organizing the Company and all expenses of registering or qualifying the Company's shares under Federal and state securities laws. The Funds pay the Manager an annual fee, calculated daily and paid monthly, of .80% of the first $500 million of the Company's average daily net assets, plus .775% of the next $500 million of the Company's average daily net assets, plus .75% of the next $500 million of the Company's average daily net assets, plus .725% of the Company's average daily net assets in excess of $1.5 billion. The management fees are allocated pro-rata to each Fund based on their average daily net assets.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, each Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, has entered into a Distribution Agreement and a Shareholder Servicing Agreement with respect to all share classes of the Funds. For its services under the Distribution Agreement, the Distributor receives from the Funds a fee equal to 0.25% of the average daily net assets with respect to the Cortland, Short Term Fund and Liquidity shares. The Manager and/or its affiliates have the ability to make additional payments for distribution assistance. The Manager and/or its affiliates bear all other expenses related to the distribution of the Company's shares. In addition, the Distributor receives an additional 0.25% per annum in shareholder servicing fees of the Liquidity Shares' average daily net assets.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
================================================================================
2. Investment Management Fees and Other Transactions with Affiliates (Continued)

During the year ended March 31, 2004, the Distributor voluntarily waived the following fees:

                                            Cortland General Money                                    Municipal Money
                                                  Market Fund              U.S. Government Fund         Market Fund
                                            ----------------------         --------------------       ---------------
Distribution fees - Cortland Shares               $       -0-                 $       121               $    18,581
Distribution fees - Liquidity Shares                5,290,397                     217,048                   242,529
Shareholder servicing fees - Liquidity Shares       2,116,159                      86,819                    97,873


Fees are paid to Directors who are unaffiliated with the Manager on the basis of $15,000 per annum plus $2,000 for each Board of Directors' meeting attended. All directors' fees and expenses are allocated equally to each Fund.

3. Capital Stock

At March 31, 2004, 10 billion shares of $.001 par value stock of the Company were authorized, of which 7 billion are designated as Cortland General Fund shares, 1 billion are designated as U.S. Government Fund shares, 1 billion are designated as Municipal Fund shares and 1 billion are unclassified. Capital paid in for the Cortland General Fund shares, U.S. Government shares and Municipal Fund shares amount to $3,203,810,749, $292,668,160 and $187,826,966, respectively. Transactions in the shares of each Fund were all at $1.00 per share and are summarized for the period as follows:


                                Cortland General Money                                                     Municipal Money
                                     Market Fund                     U.S. Government Fund                    Market Fund
                           --------------------------------    --------------------------------    --------------------------------
                                 Year Ended March 31,                Year Ended March 31,                Year Ended March 31,
                                2004              2003              2004              2003              2004              2003
                           --------------    --------------    --------------    --------------    --------------    --------------
Cortland Shares
Shares sold.............    5,830,430,597     6,462,003,690       974,905,739       740,067,226       525,247,037       332,675,612
Dividends reinvested....        3,011,931        11,974,930           289,968         1,418,648           125,468           415,667
Shares redeemed.........   (6,151,017,974)   (6,264,119,662)  (   955,463,637)  (   811,501,482)  (   509,313,459)  (   310,872,014)
                            -------------     -------------    --------------    --------------    --------------    --------------
Net (decrease) increase.   (  317,575,446)      209,858,958        19,732,070   (    70,015,608)       16,059,046        22,219,265
                            =============     =============    ==============    ==============    ==============    ==============
Live Oak Shares *
Shares sold.............          -0-           852,009,027            -0-           37,366,179            -0-           50,822,231
Dividends reinvested....          -0-             2,570,436            -0-              170,868            -0-              107,531
Shares redeemed.........          -0-       ( 2,091,859,711)           -0-      (   111,243,643)           -0-      (   139,703,727)
                            -------------     -------------    --------------    --------------    --------------    --------------
Net (decrease)..........          -0-       ( 1,237,280,248)           -0-      (    73,706,596)           -0-      (    88,773,965)
                            =============     =============    ==============    ==============    ==============    ==============

*The Live Oak class of shares was liquidated on June 14, 2002.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
3. Capital Stock (Continued)


                                           Cortland General Money
                                                  Market Fund
                               -----------------------------------------------------
                                    Year                     September 5, 2002
                                   Ended               (Commencement of Offering) to
                               March 31, 2004                 March 31, 2003
                               --------------                 --------------
Short Term Fund Shares
Shares sold...............        118,870,668                    223,483,396
Dividends reinvested......            285,321                        500,543
Shares redeemed...........    (   189,449,814)               (    60,651,515)
                               --------------                 --------------
Net (decrease) increase...    (    70,293,825)                   163,332,424
                               ==============                 ==============




                               Cortland General Money                                                      Municipal Money
                                     Market Fund                     U.S. Government Fund                    Market Fund
                           --------------------------------    --------------------------------    --------------------------------
                                              Nov. 22, 2002                       Nov. 22, 2002                       Nov. 22, 2002
                               Year           (Commencement        Year           (Commencement        Year           (Commencement
                               Ended        of Offering) to        Ended        of Offering) to        Ended        of Offering) to
                           March 31, 2004    March 31, 2003    March 31, 2004    March 31, 2003    March 31, 2004    March 31, 2003
                           --------------    --------------    --------------    --------------    --------------    --------------
Liquidity Shares
Shares sold.............    5,894,616,840     7,665,864,640       410,424,307       358,074,925       363,455,437       346,504,018
Dividends reinvested....        6,583,349         4,994,735           213,179           170,441           208,254           136,013
Shares redeemed.........  ( 6,408,368,607)  ( 5,304,947,964)  (   411,539,774)  (   261,832,811)  (   394,583,260)  (   233,941,892)
                           --------------    --------------    --------------    --------------    --------------    --------------
Net (decrease) increase.  (   507,168,418)    2,365,911,411   (       902,288)       96,412,555   (    30,919,569)      112,698,139
                           ==============    ==============    ==============    ==============    ==============    ==============


4. Tax Information
The tax character of all distributions paid during the years ended March 31, 2004 were as follows:


                                Cortland General Money                                                     Municipal Money
                                     Market Fund                    U.S. Government Fund                     Market Fund
                           --------------------------------    --------------------------------    --------------------------------
                                 Year Ended March 31,                Year Ended March 31,                Year Ended March 31,
                                2004              2003              2004              2003              2004              2003
                           --------------    --------------    --------------    --------------    --------------    --------------

Ordinary Income            $    9,891,564    $   19,759,199    $      503,886    $    1,748,677    $          -0-    $          -0-
Tax - Exempt Income                   -0-               -0-               -0-               -0-           325,646           656,634
Long Term Capital Gains               871               -0-               -0-               -0-             8,779               -0-


At March 31, 2004 there were no distributable earnings for the Cortland General Money Market Fund.

At March 31, 2004, the U.S. Government and Municipal Money Market Fund had undistributed income of $46,391 and $3, respectively, for income tax purposes.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
================================================================================
5. Liabilities

At March 31, 2004, the Fund had the following liabilities:


                                     Cortland General Money                                         Municipal Money
                                          Market Fund               U.S. Government Fund              Market Fund
                                      --------------------          --------------------          --------------------
Fees payable to affiliates*                $   82,172                    $    7,710                    $    4,887
Dividends payable.........                        555                            28                           149
Accrued other payables....                    709,075                        31,744                         8,053
                                           ----------                    ----------                    ----------
Total liabilities.........                 $  791,802                    $   39,482                    $   13,089
                                           ==========                    ==========                    ==========

* Includes fees payable to Reich & Tang Asset Management, LLC and Reich & Tang Distributors, Inc.


6. Financial Highlights


Cortland General Money Market Fund

 Cortland Shares                                                                 For the Year Ended March 31,
 ---------------                                            -----------------------------------------------------------------------
                                                              2004           2003            2002           2001            2000
                                                            ---------      ---------       ---------      ---------       ---------
 Per Share Operating Performance:
 (for a share outstanding throughout the year)
 Net asset value, beginning of year................         $  1.00        $  1.00         $  1.00        $  1.00         $  1.00
                                                            ---------      ---------       ---------      ---------       ---------
 Income from investment operations:
  Net investment income............................            0.002          0.008           0.024          0.054           0.045
  Net realized and unrealized gain(loss) on investments        0.000          0.000           0.000          0.000           0.000
                                                            ---------      ---------       ---------      ---------       ---------
  Total from investment operations.................            0.002          0.008           0.024          0.054           0.045
 Less distributions from:
  Dividends from net investment income.............         (  0.002)      (  0.008)       (  0.024)      (  0.054)       (  0.045)
  Net realized gains on investments................         (  0.000)      (  0.000)       (  0.000)      (  0.000)       (   --  )
                                                            ---------      ---------       ---------      ---------       ---------
 Total distributions...............................         (  0.002)      (  0.008)       (  0.024)      (  0.054)       (  0.045)
                                                            ---------      ---------       ---------      ---------       ---------
 Net asset value, end of year......................         $  1.00        $  1.00         $  1.00        $  1.00         $  1.00
                                                            =========      =========       =========      =========       =========
 Total Return......................................            0.21%          0.79%           2.43%          5.55%           4.60%

 Ratios/Supplemental Data
 Net assets, end of year (000's omitted)...........         $1,252,029     $1,569,605      $1,359,746     $ 834,474       $ 834,259
 Ratios to average net assets:
  Expenses (net of fees waived)....................            1.00%          1.01%           1.01%          1.00%           0.97%
  Net investment income............................            0.21%          0.78%           2.14%          5.37%           4.54%
  Distribution fees waived.........................            0.00%          0.00%           0.01%          0.02%           0.05%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
6. Financial Highlights (Continued)


Cortland General Money Market Fund
                                                                 For the Year              September 5, 2002
 Short Term Fund Shares                                             Ended           (Commencement of Offering) to
 ----------------------                                          March 31, 2004              March 31, 2003
                                                                 --------------              --------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period.......................     $     1.00                   $    1.00
                                                                 --------------              --------------
 Income from investment operations:
  Net investment income.....................................          0.002                       0.004
  Net realized and unrealized gain(loss) on investments.....          0.000                        --
                                                                 --------------              --------------
 Total from investment operations...........................          0.002                       0.004
 Less distributions from:
  Dividends from net investment income......................     (    0.002   )              (    0.004   )
  Net realized gains on investments.........................     (    0.000   )              (     --     )
                                                                  ------------                ------------
 Total distributions........................................     (    0.002   )              (    0.004   )
                                                                  ------------                ------------
 Net asset value, end of period.............................     $    1.00                   $    1.00
                                                                 ==============              ==============
 Total Return...............................................          0.21%                       0.35%(a)
 Ratios/Supplemental Data
 Net assets, end of period (000's omitted)..................     $   93,039                  $  163,332
 Ratios to average net assets:
  Expenses..................................................          1.00%                       1.00%(b)
  Net investment income.....................................          0.22%                       0.58%(b)


                                                                  For the Year              November 22, 2002
 Liquidity Shares                                                    Ended           (Commencement of Offering) to
 ----------------                                                March 31, 2004              March 31, 2003
                                                                 --------------              --------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period.......................     $     1.00                  $     1.00
                                                                 --------------              --------------
Income from investment operations:
  Net investment income.....................................           0.003                       0.002
  Net realized and unrealized gain(loss) on investments.....           0.000                        --
                                                                 --------------              --------------
 Total from investment operations...........................           0.003                       0.002
 Less distributions from:
  Dividends from net investment income......................     (     0.003  )              (     0.002  )
  Net realized gains on investments.........................     (     0.000  )              (      --    )
                                                                  ------------                ------------
 Total distributions........................................     (     0.003  )              (     0.002  )
                                                                  ------------                ------------
 Net asset value, end of period.............................     $     1.00                  $     1.00
                                                                 ==============              ==============
 Total Return...............................................           0.31%                       0.19%(a)
 Ratios/Supplemental Data
 Net assets, end of period (000's omitted).................      $   1,858,743               $   2,365,911
 Ratios to average net assets:.
  Expenses (net of fees waived).............................           0.90%                       0.90%(b)
  Net investment income.....................................           0.31%                       0.54%(b)
  Distribution and shareholder servicing fees waived........           0.35%                       0.35%(b)

(a)      Not annualized
(b)      Annualized

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
===============================================================================
6. Financial Highlights (Continued)


U.S. Government Fund

 Cortland Shares                                                                  For the Year Ended March 31,
 ---------------                                            -----------------------------------------------------------------------
                                                              2004           2003            2002           2001            2000
                                                            ---------      ---------       ---------      ---------       ---------
 Per Share Operating Performance:
 (for a share outstanding throughout the year)
 Net asset value, beginning of year................         $  1.00        $  1.00         $  1.00        $  1.00         $  1.00
                                                            ---------      ---------       ---------      ---------       ---------
 Income from investment operations:
  Net investment income............................            0.002          0.008           0.022          0.052           0.043
  Net realized and unrealized gain(loss) on investments        0.000          0.000           0.000          0.000           0.000
                                                            ---------      ---------       ---------      ---------       ---------
  Total from investment operations.................            0.002          0.008           0.022          0.052           0.043
 Less distributions from:
  Dividends from net investment income.............         (  0.002)      (  0.008)       (  0.022)      (  0.052)       (  0.043)
  Net realized gains on investments................         (  0.000)      (  0.000)       (  0.000)      (   --  )       (   --  )
                                                             -------        -------         -------        -------         -------
  Total distributions..............................         (  0.002)      (  0.008)       (  0.022)      (  0.052)       (  0.043)
                                                             -------        -------         -------        -------         -------
 Net asset value, end of year......................         $  1.00        $  1.00         $  1.00        $  1.00         $  1.00
                                                            =========      =========       =========      =========       =========
Total Return.......................................            0.15%          0.76%           2.23%          5.37%           4.35%
 Ratios/Supplemental Data
 Net assets, end of year (000's omitted)...........         $ 197,189      $ 177,455       $ 247,591       $ 71,400       $  58,121
 Ratios to average net assets:
  Expenses (net of fees waived)....................            1.00%          1.01%           1.03%          1.00%           0.88%
  Net investment income............................            0.15%          0.69%           1.47%          5.26%           4.38%
  Distribution fees waived.........................            0.00%          0.00%           0.00%          0.03%           0.16%


                                                                  For the Year              November 22, 2002
 Liquidity Shares                                                    Ended            (Commencement of Offering) to
 ----------------                                                March 31, 2004              March 31, 2003
                                                                 --------------              --------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period.......................     $     1.00                  $     1.00
                                                                 --------------              --------------
Income from investment operations:
  Net investment income.....................................           0.003                       0.002
  Net realized and unrealized gain(loss) on investments.....           0.000                        --
                                                                 --------------              --------------
 Total from investment operations...........................           0.003                       0.002
 Less distributions from:
  Dividends from net investment income......................     (     0.003  )              (     0.002  )
  Net realized gains on investments.........................     (     0.000  )              (      --    )
                                                                  ------------                ------------
 Total distributions........................................     (     0.003  )              (     0.002  )
                                                                  ------------                ------------
 Net asset value, end of period.............................     $     1.00                  $     1.00
                                                                 ==============              ==============
 Total Return...............................................           0.26%                       0.18%(a)
 Ratios/Supplemental Data
 Net assets, end of period (000's omitted)..................     $      95,525               $      96,429
 Ratios to average net assets:
  Expenses (net of fees waived).............................           0.90%                       0.90%(b)
  Net investment income.....................................           0.24%                       0.51%(b)
  Distribution and shareholder servicing fees waived........           0.35%                       0.35%(b)

(a)      Not Annualized
(b)      Annualized

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
6. Financial Highlights (Continued)


Municipal Money Market Fund

 Cortland Shares                                                                  For the Year Ended March 31,
 ---------------                                            -----------------------------------------------------------------------
                                                              2004           2003            2002           2001            2000
                                                            ---------      ---------       ---------      ---------       ---------
 Per Share Operating Performance:
 (for a share outstanding throughout the year)
 Net asset value, beginning of year................         $  1.00        $  1.00         $  1.00        $  1.00         $  1.00
                                                            ---------      ---------       ---------      ---------       ---------
 Income from investment operations:
  Net investment income............................            0.001          0.005           0.015          0.031           0.026
  Net realized and unrealized gain(loss) on investments        0.000           --              --            0.000           0.000
                                                            ---------      ---------       ---------      ---------       ---------
 Total from investment operations..................            0.001          0.005           0.015          0.031           0.026
 Less distributions from:
  Dividends from net investment income.............         (  0.001)      (  0.005)       (  0.015)      (  0.031)       (  0.026)
  Net realized gains on investments................         (  0.000)      (   --  )       (   --  )      (   --  )       (   --  )
                                                             -------        -------         -------        -------         -------
 Net asset value, end of year......................         $  1.00        $  1.00         $  1.00        $  1.00         $  1.00
                                                            =========      =========       =========      =========       =========
 Total Return......................................            0.13%          0.49%           1.48%          3.17%           2.58%
 Ratios/Supplemental Data
 Net assets, end of year (000's omitted)...........         $ 106,058      $  90,001       $  67,782      $  61,891       $  54,792
 Ratios to average net assets:
  Expenses (net of fees waived)....................            0.98%          1.00%           1.00%          1.00%           1.00%
  Net investment income............................            0.12%          0.47%           1.43%          3.06%           2.55%
  Distribution fees waived.........................            0.02%          0.01%           0.03%          0.03%           0.03%


                                                                  For the Year              November 22, 2002
 Liquidity Shares                                                    Ended            (Commencement of Offering) to
 ----------------                                                March 31, 2004              March 31, 2003
                                                                 --------------              --------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period.......................     $    1.00                   $    1.00
                                                                 --------------              --------------
 Income from investment operations:
  Net investment income.....................................          0.002                       0.001
  Net realized and unrealized gain(loss) on investments.....          0.000                        --
                                                                 --------------              --------------
 Total from investment operations...........................          0.002                       0.001
 Less distributions from:
  Dividends from net investment income......................     (    0.002   )              (    0.001   )
  Net realized gains on investments.........................     (    0.000   )              (     --     )
                                                                  ------------                ------------
 Net asset value, end of period.............................     $    1.00                   $    1.00
                                                                 ==============              ==============
 Total Return...............................................          0.21%                       0.12%(a)
 Ratios/Supplemental Data
 Net assets, end of period (000's omitted)..................     $     81,769                $    112,686
 Ratios to average net assets:
  Expenses (net of fees waived).............................          0.90%                       0.90%(b)
  Net investment income.....................................          0.21%                       0.32%(b)
  Distribution and shareholder servicing fees waived........          0.35%                       0.35%(b)

(a)      Not Annualized
(b)      Annualized

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
REPORT OF INDEPENDENT AUDITORS
================================================================================
To the Board of Directors and Shareholders of Cortland Trust, Inc.

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Cortland General Money Market Fund, the U.S. Government Fund, and the Municipal Money Market Fund (constituting Cortland Trust, Inc., hereafter referred to as the "Funds") at March 31, 2004, the results of each of their operations for the year then ended, and the changes in each of their net assets, and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the three years in the period ended March 31, 2002 were audited by other independent accountants, whose report dated May 17, 2002 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
New York, New York
May 21, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
ADDITIONAL INFORMATION
(UNAUDITED)
================================================================================

                                                  Directors and Officers Information
                                                            March 31, 2004+
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------

                      Position(s)       Term of        Principal Occupation(s)      Number of Portfolios       Other
  Name, Address1,      Held with        Office2              During Past                in Fund Complex     Directorships
      and Age             Fund        and Length of             5 Years             Overseen by Director      held by
                                      Time Served                                       or Officer           Director
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------
Disinterested Directors:
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------
Albert R. Dowden,    Chairman,       Director/Trustee Corporate director/trustee    Director of three      Director/Trustee
Age 62               Director and    since 1984       for Magellan Insurance        portfolios             of Magellan
                     Member of the                    Company, Rotary Power                                Insurance
                     Audit and                        International and AIM                                Company,
                     Nominating                       Funds.  Employed by Volvo                            Rotary Power
                     Committee                        Companies in North America                           International
                                                      from 1974, serving as                                and the AIM
                                                      President and CEO of Volvo                           Funds.
                                                      Group North America, Inc.
                                                      from 1991 to 1998.
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------
William Lerner,      Director and    Director,        Self-employed attorney for    Director of three      Director of
Esq., Age 67         Member of the   since 2000       the five-year period ended    portfolios             Rent-Way, Inc.,
                     Audit and                        December 31, 2003.                                   Seitel, Inc.,
                     Nominating                                                                            and
                     Committee                                                                             Micros-to-
                                                                                                           Mainframes, Inc.
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------
James L. Schultz,    Director and    Director/Trustee Currently self-employed as    Director of three           N/A
Age 67               Member and      since 1984       a consultant.  Formerly       portfolios
                     Chairman of                      President of Computer
                     the Audit and                    Research Inc. from 1975 to
                     Nominating                       2001.
                     Committee
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------

+ The Statement of Additional Information includes additional information about Cortland Trust, Inc. (the "Company") directors and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

1 The address for each of the above directors/officers of the Company is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

2 The term of office for a director or officer is indefinite, until he or she resigns, is removed or a successor is elected and qualified.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
================================================================================

                                                  Directors and Officers Information
                                                      March 31, 2004+ (continued)

-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------

                      Position(s)       Term of        Principal Occupation(s)      Number of Portfolios       Other
  Name, Address1,      Held with        Office2              During Past              in Fund Complex      Directorships
      and Age             Fund       and Length of             5 Years              Overseen by Director      held by
                                      Time Served                                        or Officer           Director
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------
Interested Directors/Officers:
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------
Steven W. Duff,      President and   Director/Officer Manager and President of      Director/Trustee             N/A
Age 50                 Director3       since 1996     Reich & Tang Asset            and/or Officer of
                                                      Management, LLC ("RTAM,       sixteen
                                                      LLC), a registered            portfolios
                                                      Investment Advisor.
                                                      Associated with RTAM, LLC
                                                      since 1994.
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------
Carl Frischling,       Director4       Director,      Partner of Kramer Levin       Director of three        Director of
Esq., Age 67                           since 1998     Naftalis & Frankel LLP (a     portfolios              the AIM Funds.
                                                      lawfirm) with which he has
                                                      been associated with since
                                                      1994.
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------
Richard De Sanctis        Vice          Officer,      Executive Vice President,     Officer of sixteen           N/A
Age 47                 President,      since 1989     CFO of RTAM, LLC.             portfolios
                     Treasurer and                    Associated with RTAM, LLC
                       Assistant                      since 1990.
                       Secretary
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------
Molly Flewharty,     Vice President     Officer,      Senior Vice President of      Officer of sixteen           N/A
Age 53                                 since 1991     RTAM, LLC. Associated with    portfolios
                                                      RTAM, LLC since 1977.
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------
Rosanne Holtzer,     Secretary and      Officer,      Senior Vice President of      Officer of sixteen           N/A
Age 39                 Assistant       since 1998     RTAM, LLC.  Associated with   portfolios
                       Treasurer                      RTAM, LLC since 1986.
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------
Dana E. Messina,     Vice President     Officer,      Executive Vice President of   Officer of thirteen          N/A
Age 47                                 since 1991     RTAM, LLC.  Associated with   portfolios
                                                      RTAM, LLC since 1980.
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------
Ruben Torres,             Vice          Officer,      Vice President of RTAM,       Officer of three             N/A
Age 54               President and     since 1986     LLC.  Associated with RTAM,   portfolios
                       Assistant                      LLC since 1991.
                       Secretary
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------

+ The Statement of Additional Information includes additional information about Cortland Trust, Inc. (the "Company") directors and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

1 The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

2 The term of office for a director or officer is indefinite, until he or she resigns, is removed or a successor is elected and qualified.

3 Steven W. Duff is deemed an interested person of the Comapny due to his affiliation with RTAM, LLC, the Company's investment advisor.

4 Carl Frischling, Esq. is deemed an interested person of the Comapny due to his affiliation with Kramer Levin Naftalis & Frankel LLP, counsel to the Company and the independent directors.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                    CORTLAND
                                  TRUST, INC.

                                  Annual Report
                                 March 31, 2004

CRT3/04A

ITEM 2:    CODE OF ETHICS

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers.

ITEM 3:    AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board of Directors has determined that it does not have an audit committee financial expert serving on its audit committee. The Board believes that the collective experience of the audit committee members, including their long-standing service as audit committee members, is sufficient to effectively carry out the role and obligations of the audit committee. In making its determination, the Board considered, among other things, the nature of investment company financials, and the fact that the audit committee is able to consult with the registrant's independent accountants and to seek outside advice, as it deems appropriate.

ITEM 4:    PRINCIPAL ACCOUNTANT FEES AND SERVICES

                                    FYE 03/31/2004                    FYE 03/31/2003
4(a)     Audit Fees                 $68,250                           $65,000
4(b)     Audit Related Fees         $0                                $0
4(c)     Tax Fees                   $9,000                            $9,000
4(d)     All Other Fees             $0                                $0

4(e)(1) The audit committee has adopted pre-approval policies and procedures whereby the audit committee has pre-approved the provision of certain enumerated tax services to the registrant by the registrant's principal accountant.

4(e)(2)  None.

4(f)  Not applicable.

4(g) $9,000 and $20,000, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended March 31, 2004. $9,000 and $17,600, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended March 31, 2003.

4(h) The registrant's audit committee has considered whether its principal accountant's provision of non-audit services that were rendered to the registrant's investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

ITEM 5:    AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6:    SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9:    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

ITEM 10:   CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 11:   EXHIBITS

(a)(1)   Code of Ethics.
(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.
(a)(3)   Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                      SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Cortland Trust, Inc.

By (Signature and Title)*       /s/ Rosanne Holtzer, Secretary
                                    Rosanne Holtzer, Secretary
Date June 3, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Steven W. Duff
                              Steven W. Duff, President

Date June 3, 2004

By (Signature and Title)* /s/ Richard DeSanctis
                              Richard DeSanctis, Treasurer
Date June 3, 2004

* Print the name and title of each signing officer under his or her signature.